Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations1 [Abstract]
Details of the Purchase Price Allocation by Year of Acquisition	Details of our preliminary purchase price allocation in the year of acquisition are as follows:

PCI

Accounts receivable and other current assets	$68.9
Inventories	83.6
Property, plant and equipment	22.8
Customer intangible assets	173.4
Other non-current assets	6.9
Goodwill	126.0
Accounts payable and accrued liabilities	(121.3)
Other current liabilities	(8.1)
Deferred income taxes and other long-term liabilities	(37.5)
$314.7